Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fair value of the identifiable net assets
	December 31,	December 31,
	2021	2020
Gross carrying value of goodwill
Zhong Chuan Rui You	$7,239,936	$7,239,936
Superengine	4,488,664	4,488,664
BotBtrain	3,849,207	3,849,207
Saleya	71,808,110	-

Less: impairment
Zhong Chuan Rui You	(3,619,968)	(3,619,968)
Superengine	-	-
BotBtrain	(1,994,986)	-
Saleya	-	-

Net carrying value of goodwill
Zhong Chuan Rui You	3,619,968	3,619,968
Superengine	4,488,664	4,488,664
BotBtrain	1,854,221	3,849,207
Saleya	71,808,110
	$81,770,963	$11,957,839